Non-Current Assets and Disposal Groups Held for Sale or Held for Distribution to Owners (Tables)	12 Months Ended
Dec. 31, 2018
NON-CURRENT ASSETS OR GROUPS OF ASSETS FOR DISPOSAL CLASSIFIED AS HELD FOR SALE OR HELD FOR DISTRIBUTION TO OWNERS
Schedule of Breakdown by Nature of Income from Discontinued Operations Net of Taxes

Discontinued operations
For 2 months ended
02-29-2016
STATEMENTS OF COMPREHENSIVE INCOME	ThCh$
Revenues	229,074,809
Other operating income	6,648,363
Revenues and Other Operating Income	235,723,172
Raw materials and consumables used	(95,953,531)
Contribution Margin	139,769,641
Other work performed by the entity and capitalized	1,187,538
Employee benefits expense	(11,608,563)
Impairment losses	(906,638)
Other expenses	(16,295,714)
Operating Income	112,146,264
Other gains, net	41,806
Financial income	2,779,987
Financial costs	(21,056,624)
Share of profit and losses of investments accounted for using the equity method	6,375,719
Foreign currency exchange gains (losses), net	25,485,086
Profit before income taxes	125,772,238
Income tax expense	(46,199,793)
NET PROFIT for the year from discontinued operations	79,572,445
Income from discontinued operations Attributable to
Shareholders of the parent	39,759,035
Non-controlling interests	39,813,410
TOTAL COMPREHENSIVE INCOME FROM DISCONTINUED OPERATIONS	79,572,445

Summary of Accumulated Other Comprehensive Loss Amounts in Equity Reserves

Discontinued operations
For 2 months ended
02-29-2016
Reserves originated from	ThCh$
Exchange differences in foreign currency translation	(263,741,101)
Cash flow hedges	(8,696,789)
Gains and losses on remeasuring available-for-sale financial assets	(118,662)
Other miscellaneous reserves	(2,561,252)
Total	(275,117,804)

Summary of Net Cash Flows from Operating Investing and Financing Activities

Discontinued operations
For 2 months ended
02-29-2016
Summary of the net cash flows	ThCh$
Net cash provided by operating activities	69,011,031
Net cash used in investing activities	(25,947,761)
Net cash provided by (used in) financing activities	80,160,648
Net increase (decrease) in cash and cash equivalents before the effect of exchange rate changes	123,223,918
Effect of exchange rate changes on cash and cash equivalents	(24,284,612)
Net increase in cash and cash equivalents	98,939,306
Cash and cash equivalents at the beginning of the year	112,313,130
Cash and cash equivalents at the end of the year	211,252,436